Derivative Financial Instruments - Schedule of Movement in the Reserve for Cash Flow for Hedging, Listed by the Hedged Risk (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Fair Value change of Cash flow hedges
Cumulative fair value change at the beginning	€ 1,799	€ (21,559)	€ 1,343
Fair value adjustment for the year	(5,003)	13,079	(18,505)
Items recycled for the year	(2,582)	1,527	(776)
Transfer of cash flow hedge reserve to property, plant and equipment	2,536	0	0
Time value adjustment at year-end, net	(5,708)	8,752	(3,621)
Cumulative fair value change at the end	(8,958)	1,799	(21,559)
Interest rate risk hedging
Fair Value change of Cash flow hedges
Cumulative fair value change at the beginning	(14,945)	(11,790)	3,163
Fair value adjustment for the year	5,864	(3,265)	(14,177)
Items recycled for the year	753	110	(776)
Cumulative fair value change at the end	(9,839)	(14,945)	(11,790)
Foreign currency risk hedging
Fair Value change of Cash flow hedges
Cumulative fair value change at the beginning	11,612	(6,148)
Cumulative fair value change at the end	1,457	11,612	(6,148)
Foreign currency risk hedging - time value
Fair Value change of Cash flow hedges
Cumulative fair value change at the beginning	5,132	(3,621)
Cumulative fair value change at the end	€ (576)	€ 5,132	€ (3,621)